Document and Entity Information	12 Months Ended
Mar. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	NUVEEN INVESTMENT TRUST II
Central Index Key	0001041673
Amendment Flag	false
Document Creation Date	Jun 26, 2013
Document Effective Date	Jun 26, 2013
Prospectus Date	Mar 25, 2013

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JUNE 26, 2013

TO THE PROSPECTUS DATED MARCH 25, 2013

1.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[4]	0.18%	0.22%	0.27%	0.07%	0.19%
Total Annual Fund Operating Expenses	1.13%	1.92%	1.47%	0.77%	0.89%
Fee Waivers and/or Expense Reimbursements[5]	(0.09)%	(0.13)%	(0.18)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	1.79%	1.29%	0.67%	0.79%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on March 25, 2013. Accordingly, expenses are based upon the actual expenses incurred by the other share classes; adjusted to reflect anticipated savings resulting from the fact that sub-transfer agent and similar fees are not charged to Class R6 shares.
4	Other Expenses have been restated to reflect current contractual fees.
5	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.82% (1.25% after November 30, 2014) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring November 30, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$675	$182	$131	$68	$81	$675	$182	$131	$68	$81
3 Years	$901	$585	$440	$232	$270	$901	$585	$440	$232	$270
5 Years	$1,150	$1,019	$778	$414	$479	$1,150	$1,019	$778	$414	$479
10 Years	$1,860	$2,228	$1,735	$941	$1,083	$1,860	$2,228	$1,735	$941	$1,083

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Mar 25, 2013
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JUNE 26, 2013

TO THE PROSPECTUS DATED MARCH 25, 2013

1.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[4]	0.18%	0.22%	0.27%	0.07%	0.19%
Total Annual Fund Operating Expenses	1.13%	1.92%	1.47%	0.77%	0.89%
Fee Waivers and/or Expense Reimbursements[5]	(0.09)%	(0.13)%	(0.18)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	1.79%	1.29%	0.67%	0.79%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on March 25, 2013. Accordingly, expenses are based upon the actual expenses incurred by the other share classes; adjusted to reflect anticipated savings resulting from the fact that sub-transfer agent and similar fees are not charged to Class R6 shares.
4	Other Expenses have been restated to reflect current contractual fees.
5	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.82% (1.25% after November 30, 2014) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring November 30, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$675	$182	$131	$68	$81	$675	$182	$131	$68	$81
3 Years	$901	$585	$440	$232	$270	$901	$585	$440	$232	$270
5 Years	$1,150	$1,019	$778	$414	$479	$1,150	$1,019	$778	$414	$479
10 Years	$1,860	$2,228	$1,735	$941	$1,083	$1,860	$2,228	$1,735	$941	$1,083

Nuveen Winslow Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JUNE 26, 2013

TO THE PROSPECTUS DATED MARCH 25, 2013

1.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[4]	0.18%	0.22%	0.27%	0.07%	0.19%
Total Annual Fund Operating Expenses	1.13%	1.92%	1.47%	0.77%	0.89%
Fee Waivers and/or Expense Reimbursements[5]	(0.09)%	(0.13)%	(0.18)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	1.79%	1.29%	0.67%	0.79%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on March 25, 2013. Accordingly, expenses are based upon the actual expenses incurred by the other share classes; adjusted to reflect anticipated savings resulting from the fact that sub-transfer agent and similar fees are not charged to Class R6 shares.
4	Other Expenses have been restated to reflect current contractual fees.
5	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.82% (1.25% after November 30, 2014) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring November 30, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section "Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$675	$182	$131	$68	$81	$675	$182	$131	$68	$81
3 Years	$901	$585	$440	$232	$270	$901	$585	$440	$232	$270
5 Years	$1,150	$1,019	$778	$414	$479	$1,150	$1,019	$778	$414	$479
10 Years	$1,860	$2,228	$1,735	$941	$1,083	$1,860	$2,228	$1,735	$941	$1,083

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Winslow Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,150
10 Years	rr_ExpenseExampleYear10	1,860
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	901
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
Nuveen Winslow Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	182
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,228
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,228
Nuveen Winslow Large-Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	778
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Nuveen Winslow Large-Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[3]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	941
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	232
5 Years	rr_ExpenseExampleNoRedemptionYear05	414
10 Years	rr_ExpenseExampleNoRedemptionYear10	941
Nuveen Winslow Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	270
5 Years	rr_ExpenseExampleYear05	479
10 Years	rr_ExpenseExampleYear10	1,083
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	270
5 Years	rr_ExpenseExampleNoRedemptionYear05	479
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,083

[1]	Other Expenses have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.82% (1.25% after November 30, 2014) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring November 30, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
[3]	Class R6 shares were established on March 25, 2013. Accordingly, expenses are based upon the actual expenses incurred by the other share classes; adjusted to reflect anticipated savings resulting from the fact that sub-transfer agent and similar fees are not charged to Class R6 shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Mar 25, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2013